UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2016 (Unaudited)

Common Stocks - 97.5%	Shares		Value ($)
Automobiles & Components - 2.5%
Cooper-Standard Holding	23,255	[a]	2,303,408
Dorman Products	35,980	[a,b]	2,269,259
Drew Industries	60,542		6,166,203
Gentex	43,815		779,469
Spartan Motors	85,591		843,927
Standard Motor Products	16,211		726,415
Superior Industries International	25,698		748,069
Thor Industries	9,630		781,475
			14,618,225
Banks - 3.3%
BancFirst	9,624		660,206
Bank of the Ozarks	158,064	[b]	6,192,948
BofI Holding	140,131	[a,b]	3,012,816
Boston Private Financial Holdings	43,987		566,553
Central Pacific Financial	29,327		750,478
First Hawaiian	30,756		817,494
Home BancShares	40,421		945,851
Hope Bancorp	42,330		728,076
Meta Financial Group	12,002		738,723
Radian Group	120,383		1,650,451
Texas Capital Bancshares	29,293	[a]	1,538,468
Univest Corporation of Pennsylvania	30,104		702,627
Western Alliance Bancorp	32,620	[a]	1,246,736
			19,551,427
Capital Goods - 8.3%
AAON	33,987		961,832
Albany International, Cl. A	20,665		874,749
American Woodmark	12,642	[a]	1,099,854
Apogee Enterprises	39,263		1,900,329
Argan	15,298		731,397
Astec Industries	15,040		884,202
Astronics	21,224	[a]	951,047
Barnes Group	38,982		1,611,516
Beacon Roofing Supply	111,585	[a]	5,130,678
BMC Stock Holdings	34,611	[a]	690,143

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Capital Goods - 8.3% (continued)
Builders FirstSource	86,265	[a,b]	1,185,281
Continental Building Products	24,064	[a]	534,461
Curtiss-Wright	7,695		691,781
Donaldson	38,432	[b]	1,443,122
Dycom Industries	21,844	[a,b]	1,771,985
EMCOR Group	12,409		710,539
Encore Wire	17,171		664,861
Esterline Technologies	10,225	[a]	786,814
Gibraltar Industries	65,662	[a]	2,505,662
Granite Construction	36,644		1,758,912
H&E Equipment Services	19,837		316,003
HEICO	19,759		1,342,822
John Bean Technologies	9,809		673,682
KEYW Holding	60,276	[a,b]	600,952
Lincoln Electric Holdings	8,396		533,650
Lydall	14,918	[a]	716,661
MasTec	26,079	[a]	768,027
Mercury Systems	43,425	[a]	984,879
Middleby	16,487	[a]	2,112,809
MRC Global	38,909	[a]	570,795
Mueller Water Products, Cl. A	55,259		668,081
Nordson	6,859		677,189
Patrick Industries	11,551	[a,b]	739,611
Proto Labs	30,042	[a,b]	1,643,898
Quanta Services	20,743	[a]	533,717
Raven Industries	29,791		731,071
RBC Bearings	24,204	[a]	1,914,294
Rush Enterprises, Cl. A	23,447	[a]	557,570
SiteOne Landscape Supply	18,792		718,606
Sun Hydraulics	18,367		566,071
TASER International	26,346	[a]	713,450
TPI Composites	38,390	[b]	763,577
Trex	12,569	[a]	778,524
Tutor Perini	27,364	[a]	634,571
Woodward	23,940		1,501,517
			48,651,192
Commercial & Professional Services - 4.2%
Advisory Board	94,909	[a]	4,000,414
CEB	54,539		3,283,248
Exponent	23,544		1,187,324

Common Stocks - 97.5% (continued)	Shares		Value ($)
Commercial & Professional Services - 4.2% (continued)
Franklin Covey	27,233	[a]	442,264
FTI Consulting	16,632	[a]	736,631
Healthcare Services Group	78,442	[b]	3,166,704
Hudson Technologies	113,298	[a]	733,038
Huron Consulting Group	47,239	[a]	2,969,444
InnerWorkings	27,180	[a]	241,087
Mobile Mini	16,197		484,290
Resources Connection	25,610		386,455
Ritchie Bros Auctioneers	28,983		1,009,478
Tetra Tech	124,638		4,399,721
TransUnion	21,612	[a]	712,980
WageWorks	10,364	[a]	640,392
			24,393,470
Consumer Durables & Apparel - 2.5%
Callaway Golf	240,551		2,747,092
Cavco Industries	16,206	[a]	1,694,661
Columbia Sportswear	29,443		1,653,813
Deckers Outdoor	15,593	[a]	1,019,003
Ethan Allen Interiors	19,965		668,029
G-III Apparel Group	28,200	[a]	890,274
Nautilus	50,862	[a]	1,184,576
Oxford Industries	19,131		1,193,966
Steven Madden	22,008	[a]	772,261
Tempur Sealy International	8,694	[a,b]	681,783
TopBuild	15,706	[a]	535,889
Universal Electronics	24,614	[a]	1,822,174
			14,863,521
Consumer Services - 5.9%
Boyd Gaming	51,452	[a]	1,003,314
Bravo Brio Restaurant Group	30,606	[a]	143,848
Bright Horizons Family Solutions	53,925	[a]	3,675,528
Buffalo Wild Wings	15,379	[a,b]	2,494,474
Century Casinos	140,657	[a]	898,798
Cheesecake Factory	66,370		3,412,082
Chuy's Holdings	52,897	[a,b]	1,601,721
Dave & Buster's Entertainment	11,857	[a]	550,758
Grand Canyon Education	25,547	[a]	1,060,967
Jack in the Box	7,071		703,282
LifeLock	275,680	[a]	4,587,315
Noodles & Company	7,172	[a]	46,905

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Consumer Services - 5.9% (continued)
Panera Bread, Cl. A	10,495	[a,b]	2,278,989
Papa John's International	8,731		653,341
Planet Fitness, Cl. A	60,939		1,319,329
Popeyes Louisiana Kitchen	13,823	[a,b]	753,768
Shake Shack, Cl. A	8,445	[a,b]	298,109
Sonic	24,183		693,810
Texas Roadhouse	63,492	[b]	2,810,791
Vail Resorts	28,698		4,546,624
Wingstop	24,416		739,561
			34,273,314
Diversified Financials - 1.6%
Associated Capital Group, Cl. A	12,070	[b]	397,103
Evercore Partners, Cl. A	22,190		1,137,016
FactSet Research Systems	7,822		1,392,551
Financial Engines	17,935	[b]	573,382
GAMCO Investors, Cl. A	12,106		371,291
KCG Holdings, Cl. A	43,405	[a]	627,202
MarketAxess Holdings	20,023		3,374,676
PRA Group	22,741	[a,b]	727,257
Virtus Investment Partners	6,866		626,179
			9,226,657
Energy - 1.7%
Callon Petroleum	38,485	[a]	559,957
Clayton Williams Energy	14,838	[a]	936,426
Diamondback Energy	11,357	[a]	1,081,754
Dril-Quip	12,177	[a,b]	676,676
Forum Energy Technologies	33,964	[a]	596,747
Green Plains	22,833		554,385
Matador Resources	33,862	[a]	777,133
Pacific Ethanol	110,776	[a,b]	715,613
Parsley Energy, Cl. A	17,683	[a]	598,570
PDC Energy	10,224	[a]	678,874
Resolute Energy	39,626	[a]	670,076
Rice Energy	41,935	[a]	1,102,890
RSP Permian	17,262	[a]	674,081
US Silica Holdings	13,655		535,959
			10,159,141
Exchange-Traded Funds - 1.3%
iShares Russell 2000 ETF	53,986	[b]	6,652,695

Common Stocks - 97.5% (continued)	Shares		Value ($)
Exchange-Traded Funds - 1.3% (continued)
iShares Russell 2000 Growth ETF	7,000	[b]	1,029,420
			7,682,115
Food & Staples Retailing - .3%
Casey's General Stores	4,725		620,440
Natural Grocers by Vitamin Cottage	19,720	[a,b]	243,542
Smart & Final Stores	38,405	[a,b]	490,816
United Natural Foods	12,448	[a]	567,629
			1,922,427
Food, Beverage & Tobacco - 1.4%
B&G Foods	14,398		683,617
Calavo Growers	9,396		553,894
Fresh Del Monte Produce	11,254		654,645
Freshpet	41,309	[a,b]	434,158
Hain Celestial Group	60,306	[a]	2,216,245
J&J Snack Foods	13,685		1,669,570
MGP Ingredients	19,453		776,953
TreeHouse Foods	10,573	[a,b]	1,001,580
			7,990,662
Health Care Equipment & Services - 10.9%
ABIOMED	60,645	[a]	7,152,471
Acadia Healthcare	15,177	[a]	776,911
AMN Healthcare Services	17,871	[a]	647,466
athenahealth	5,931	[a,b]	726,132
Cantel Medical	53,190		4,021,696
Cardiovascular Systems	37,271	[a]	912,021
Chemed	5,845	[b]	788,666
Cotiviti Holdings	24,030		798,757
Cynosure, Cl. A	14,511	[a]	755,878
Diplomat Pharmacy	52,178	[a,b]	1,632,650
Endologix	56,861	[a,b]	691,430
Evolent Health, Cl. A	21,095	[a]	524,633
Glaukos	20,448	[a]	610,168
Globus Medical, Cl. A	52,555	[a,b]	1,220,853
Haemonetics	24,316	[a]	903,583
HealthEquity	52,426	[a]	1,706,991
HealthStream	19,333	[a]	514,064
Hill-Rom Holdings	11,984		710,771
Inovalon Holdings, Cl. A	23,705	[a,b]	372,169
Insulet	16,232	[a]	687,101
Integra LifeSciences Holdings	8,710	[a]	752,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 10.9% (continued)
K2M Group Holdings	29,001	[a]	461,696
Masimo	61,036	[a]	3,609,669
Medidata Solutions	60,354	[a]	3,265,151
Natus Medical	33,385	[a]	1,299,010
Neogen	46,636	[a]	2,754,322
Nevro	54,171	[a,b]	5,115,368
Novadaq Technologies	38,520	[a,b]	472,255
NuVasive	19,854	[a]	1,299,841
NxStage Medical	70,058	[a]	1,601,526
Omnicell	26,805	[a]	1,007,332
OraSure Technologies	85,302	[a]	731,038
Penumbra	37,144		2,620,881
Spectranetics	65,455	[a]	1,610,848
Surgical Care Affiliates	13,670	[a]	563,888
Teleflex	15,685		2,871,767
Vascular Solutions	25,711	[a]	1,238,499
Veeva Systems, Cl. A	36,601	[a]	1,497,713
WellCare Health Plans	6,273	[a]	706,967
West Pharmaceutical Services	14,560		1,191,445
Wright Medical Group	30,518	[a]	755,626
Zeltiq Aesthetics	58,730	[a,b]	2,238,788
			63,820,759
Household & Personal Products - .3%
Central Garden & Pet	28,232	[a,b]	724,998
Inter Parfums	20,754		709,164
Medifast	5,782		212,604
			1,646,766
Insurance - .3%
AMERISAFE	7,738		464,357
Infinity Property & Casualty	6,829		575,412
Stewart Information Services	15,403		705,149
			1,744,918
Materials - 3.2%
AK Steel Holding	120,679	[a,b]	538,228
Balchem	27,484		1,924,705
Berry Plastics Group	68,830	[a]	3,124,194
Eagle Materials	15,843		1,273,302
Ferroglobe	63,320		522,390
GCP Applied Technologies	24,026		703,001
Headwaters	15,301	[a]	277,407

Common Stocks - 97.5% (continued)	Shares		Value ($)
Materials - 3.2% (continued)
Huntsman	59,562		1,029,827
Innospec	11,986		710,530
Kaiser Aluminum	6,310		537,801
Neenah Paper	8,694		699,258
PolyOne	25,658		884,431
Scotts Miracle-Gro, Cl. A	8,491		703,055
Senomyx	247,601	[a,b]	1,084,492
Sensient Technologies	35,517		2,600,910
Summit Materials, Cl. A	67,528	[a]	1,333,003
US Concrete	10,907	[a]	578,289
			18,524,823
Media - .6%
MDC Partners, Cl. A	148,624		1,834,020
Scholastic	20,144		810,997
Time	39,895		562,520
			3,207,537
Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
ACADIA Pharmaceuticals	20,384	[a,b]	654,938
Acceleron Pharma	10,667	[a]	320,117
Advaxis	51,691	[a,b]	595,997
Aerie Pharmaceuticals	35,581	[a,b]	688,848
Amicus Therapeutics	73,828	[a,b]	493,909
Amphastar Pharmaceuticals	32,534	[a]	618,146
Aptevo Therapeutics	29,835		81,151
BioSpecifics Technologies	22,720	[a]	831,325
Bio-Techne	24,456		2,576,440
BioTelemetry	35,406	[a]	653,949
Cambrex	13,714	[a]	587,371
Cempra	51,687	[a,b]	1,134,013
Cepheid	23,363	[a]	801,818
Clovis Oncology	19,456	[a,b]	481,925
Cytokinetics	62,974	[a,b]	760,096
Dermira	72,717	[a]	2,257,136
Emergent BioSolutions	59,671	[a]	1,590,232
Exelixis	65,825	[a]	733,949
Five Prime Therapeutics	15,780	[a,b]	694,004
GW Pharmaceuticals, ADR	2,761	[a]	225,712
Heska	13,507	[a]	737,077
Horizon Pharma	26,118	[a]	491,018
INC Research Holdings, Cl. A	18,500	[a]	807,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.6% (continued)
Intra-Cellular Therapies	44,226	[a,b]	1,784,077
Keryx Biopharmaceuticals	229,577	[a,b]	941,266
Kite Pharma	21,780	[a,b]	1,254,964
Lexicon Pharmaceuticals	27,360	[a,b]	379,757
Ligand Pharmaceuticals, Cl. B	45,181	[a,b]	4,667,649
Loxo Oncology	15,728	[a]	433,149
Medicines	28,267	[a]	1,107,218
NanoString Technologies	37,325	[a,b]	603,172
Nektar Therapeutics	242,244	[a,b]	4,324,055
NeoGenomics	160,103	[a]	1,287,228
Neurocrine Biosciences	42,253	[a]	2,047,580
Neuroderm	13,607	[a,b]	222,338
Ophthotech	40,951	[a,b]	2,162,622
Pacira Pharmaceuticals	15,504	[a]	614,424
PAREXEL International	30,971	[a]	2,106,957
PRA Health Sciences	14,549	[a]	735,452
Progenics Pharmaceuticals	186,529	[a,b]	1,171,402
Prothena	6,160	[a,b]	307,877
Puma Biotechnology	11,873	[a,b]	702,288
Radius Health	31,015	[a,b]	1,700,863
Repligen	60,971	[a]	1,889,491
Supernus Pharmaceuticals	202,296	[a]	4,325,088
TESARO	18,761	[a,b]	1,588,869
TherapeuticsMD	77,226	[a,b]	531,315
Theravance Biopharma	23,815	[a,b]	675,393
			56,380,820
Real Estate - 1.6%
Agree Realty	13,821	[c]	663,270
Colony Starwood Homes	21,128	[b]	654,968
CoreSite Realty	8,230	[b,c]	642,105
CyrusOne	13,709	[c]	696,966
Four Corners Property Trust	73,620	[c]	1,524,670
Global Medical	41,041		441,191
MGM Growth Properties, Cl. A	66,086	[b,c]	1,666,689
Physicians Realty Trust	47,547	[c]	1,017,981
QTS Realty Trust, Cl. A	12,423	[c]	673,202
RE/MAX Holdings, Cl. A	16,492		686,727
STORE Capital	21,584	[c]	639,534
			9,307,303

Common Stocks - 97.5% (continued)	Shares		Value ($)
Retailing - 4.8%
Big Lots	29,312	[b]	1,445,668
Burlington Stores	44,051	[a]	3,577,822
Core-Mark Holding	54,637		2,084,402
Dick's Sporting Goods	13,225		774,985
Duluth Holdings, Cl. B	62,402		1,891,405
Five Below	49,274	[a]	2,195,649
Hibbett Sports	20,019	[a,b]	768,129
LKQ	25,994	[a]	938,123
Monro Muffler Brake	49,806		2,809,556
NutriSystem	49,514		1,426,993
Pool	54,215		5,468,667
Shutterfly	74,118	[a]	3,722,206
Tile Shop Holdings	59,852	[a]	930,699
Wayfair, Cl. A	7,909	[a,b]	304,576
			28,338,880
Semiconductors & Semiconductor Equipment - 5.1%
Acacia Communications	6,364	[b]	710,541
Advanced Energy Industries	14,872	[a]	653,624
Advanced Micro Devices	102,346	[a]	757,360
Cabot Microelectronics	12,795		636,167
Cavium	31,690	[a]	1,764,499
CEVA	140,315	[a]	4,417,116
Cirrus Logic	52,769	[a]	2,678,027
Inphi	45,191	[a]	1,946,376
Integrated Device Technology	121,579	[a]	2,442,522
Intersil, Cl. A	44,926		886,839
M/A-COM Technology Solutions Holdings	45,625	[a,b]	1,879,750
MaxLinear, Cl. A	66,831	[a]	1,281,150
Microsemi	50,481	[a]	2,017,221
MKS Instruments	14,606		711,896
Monolithic Power Systems	27,856		2,137,112
Nanometrics	32,021	[a]	651,307
NeoPhotonics	51,653	[a]	771,179
ON Semiconductor	88,315	[a]	953,802
PDF Solutions	30,890	[a]	517,408
Power Integrations	9,843		574,831
Rudolph Technologies	41,840	[a]	733,874
Silicon Laboratories	9,772	[a]	559,936
			29,682,537

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Software & Services - 21.1%
2U	89,274	[a,b]	3,154,943
8x8	46,467	[a]	616,617
A10 Networks	61,792	[a]	608,651
ACI Worldwide	72,506	[a]	1,384,865
Actua	213,379	[a]	2,172,198
Acxiom	42,224	[a]	1,097,402
Alarm.com Holdings	25,698	[a]	704,896
Aspen Technology	17,231	[a,b]	783,321
Attunity	55,717	[a,b]	446,293
Blackbaud	41,957		2,826,643
Blackhawk Network Holdings	14,736	[a]	504,708
Bottomline Technologies	38,455	[a]	887,926
Brightcove	106,972	[a]	1,378,869
BroadSoft	32,269	[a]	1,475,016
Callidus Software	124,283	[a]	2,401,148
Cardtronics, Cl. A	14,930	[a]	670,506
Cass Information Systems	7,859		449,928
ChannelAdvisor	17,477	[a]	217,589
Cimpress	38,695	[a,b]	3,841,253
CommVault Systems	13,363	[a]	688,729
comScore	19,774	[a]	610,028
Cornerstone OnDemand	21,071	[a,b]	925,438
CoStar Group	4,962	[a]	1,028,374
Criteo, ADR	115,895	[a,b]	4,274,208
CSG Systems International	16,415		717,664
Cyber-Ark Software	22,862	[a]	1,207,114
Descartes Systems Group	56,458	[a]	1,205,378
Ebix	13,435	[b]	765,795
Ellie Mae	40,512	[a]	3,964,909
Envestnet	69,070	[a,b]	2,728,956
Euronet Worldwide	6,931	[a]	537,915
ExlService Holdings	33,648	[a]	1,722,105
Fair Isaac	20,662		2,643,496
Five9	58,268	[a]	873,437
Fleetmatics Group	83,695	[a]	5,010,820
Gigamon	16,772	[a]	741,322
GTT Communications	29,184	[a]	619,576
Guidewire Software	22,403	[a]	1,378,457
Hortonworks	34,244	[a]	272,925
HubSpot	47,197	[a]	2,630,761

Common Stocks - 97.5% (continued)	Shares		Value ($)
Software & Services - 21.1% (continued)
Instructure	28,211		675,089
InterXion Holding	19,611	[a]	731,490
j2 Global	43,791		2,985,232
Leidos Holdings	14,391		582,979
LogMeIn	19,033		1,589,255
MAXIMUS	57,910		3,406,266
MINDBODY, Cl. A	40,566	[a]	703,820
Mitek Systems	92,069	[a]	715,376
MiX Telematics, ADR	56,576	[b]	282,314
Monotype Imaging Holdings	20,462		431,748
New Relic	53,143	[a,b]	1,950,348
Paycom Software	101,524	[a,b]	5,212,242
Paylocity Holding	8,830	[a]	397,615
Pegasystems	23,473		604,430
Points International	49,612	[a]	396,896
Proofpoint	44,648	[a,b]	3,435,664
PROS Holdings	23,255	[a]	457,658
PTC	12,731	[a]	543,232
Quotient Technology	107,570	[a]	1,394,107
RealPage	27,583	[a]	709,986
Reis	23,317		454,682
Science Applications International	21,467		1,369,809
Shopify, Cl. A	20,207	[a]	835,762
Shutterstock	34,719	[a,b]	2,013,008
SPS Commerce	29,895	[a]	1,951,546
Square, Cl. A	87,136	[b]	1,062,188
Stamps.com	50,417	[a,b]	4,876,332
Synchronoss Technologies	17,090	[a]	713,508
Tyler Technologies	34,886	[a]	5,719,560
Ultimate Software Group	23,780	[a]	4,968,593
VASCO Data Security International	26,265	[a,b]	478,811
Verint Systems	13,335	[a]	454,990
Wix.com	72,240	[a,b]	3,021,077
WNS Holdings, ADR	85,306	[a]	2,502,025
Xactly	37,137	[a]	517,318
Yelp	38,062	[a]	1,464,626
Zendesk	92,451	[a]	2,823,454
Zix	152,634	[a]	581,536
			123,184,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 3.9%
ADTRAN	25,736		473,028
Belden	25,038		1,867,584
CalAmp	80,130	[a]	1,168,295
Cognex	48,948		2,435,652
Coherent	15,322	[a]	1,611,568
Digi International	27,880	[a]	319,784
Electronics For Imaging	39,260	[a]	1,848,361
ePlus	12,498	[a]	1,131,194
II-VI	34,365	[a]	728,194
Infinera	49,853	[a]	427,739
InterDigital	10,948		781,797
Ituran Location and Control	19,096		473,581
Littelfuse	7,465		946,562
Lumentum Holdings	22,904		804,388
National Instruments	39,087		1,092,091
NETGEAR	11,975	[a]	682,575
Oclaro	99,404	[a]	783,304
Orbotech	67,120	[a]	1,918,290
Plexus	11,337	[a]	523,203
ShoreTel	62,260	[a]	499,325
Stratasys	19,346	[a]	412,844
TTM Technologies	65,659	[a]	704,521
Universal Display	15,795	[a]	909,634
			22,543,514
Telecommunication Services - .6%
Boingo Wireless	127,198	[a]	1,081,183
Cogent Communications Holdings	8,455		300,491
ORBCOMM	104,420	[a]	1,038,979
Vonage Holdings	153,124	[a]	889,650
			3,310,303
Transportation - 2.4%
Air Transport Services Group	47,077	[a]	681,675
Allegiant Travel	12,931		1,787,581
Controladora Vuela Cia de Aviacion, ADR	63,819	[a]	1,135,340
Echo Global Logistics	123,789	[a]	3,193,756
Forward Air	6,825		314,496
Genesee & Wyoming, Cl. A	14,798	[a]	1,006,116
Hub Group, Cl. A	18,470	[a]	752,653
Marten Transport	86,564		1,867,185
Old Dominion Freight Line	12,718	[a,b]	904,631

Common Stocks - 97.5% (continued)	Shares		Value ($)
Transportation - 2.4% (continued)
SkyWest	25,261		713,118
Spirit Airlines	9,155	[a]	366,108
XPO Logistics	41,471	[a,b]	1,484,662
			14,207,321
Utilities - .1%
American States Water	20,947		816,514
Total Common Stocks (cost $466,902,344)			570,048,897
Investment of Cash Collateral for Securities Loaned - 11.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $69,338,530)	69,338,530	[d]	69,338,530
Total Investments (cost $536,240,874)	109.3%		639,387,427
Liabilities, Less Cash and Receivables	(9.3%)		(54,548,665)
Net Assets	100.0%		584,838,762

ADR—American Depository Receipt ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $97,002,090 and the value of the collateral held by the fund was $100,118,962, consisting of cash collateral of $69,338,530 and U.S. Government &
Agency securities valued at $30,780,432.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	21.1
Money Market Investment	11.8
Health Care Equipment & Services	10.9
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Capital Goods	8.3
Consumer Services	5.9
Semiconductors & Semiconductor Equipment	5.1
Retailing	4.8
Commercial & Professional Services	4.2
Technology Hardware & Equipment	3.9
Banks	3.3
Materials	3.2
Automobiles & Components	2.5
Consumer Durables & Apparel	2.5
Transportation	2.4
Energy	1.7
Diversified Financials	1.6
Real Estate	1.6
Food, Beverage & Tobacco	1.4
Exchange-Traded Funds	1.3
Media	.6
Telecommunication Services	.6
Food & Staples Retailing	.3
Household & Personal Products	.3
Insurance	.3
Utilities	.1
109.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	531,245,041	-	-	531,245,041
Equity Securities - Foreign Common
Stocks†	31,121,741	-	-	31,121,741
Exchange-Traded Funds	7,682,115	-	-	7,682,115
Mutual Funds	69,338,530	-	-	69,338,530

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2016, accumulated net unrealized appreciation on investments was $103,146,553, consisting of $119,574,949 gross unrealized appreciation and $16,428,396 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)